Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 723,305	¥ 705,547
Construction in progress	71,742	71,651
Right-of-use assets	55,350	65,091
Land use rights	15,739	16,192
Goodwill	35,344	35,344
Other intangible assets	8,171	7,213
Investments accounted for using the equity method	169,556	161,811
Deferred tax assets	43,216	38,998
Financial assets measured at fair value through other comprehensive income	689	1,111
Financial assets measured at fair value through profit or loss	78,600
Restricted bank deposits	7,046	8,836
Other non-current assets	37,198	36,345
Non-current assets	1,245,956	1,148,139
Current assets
Inventories	10,203	8,044
Contract assets	6,551	3,841
Accounts receivable	34,668	38,401
Other receivables	10,137	9,923
Amount due from ultimate holding company	2,612	1,396
Prepayments and other current assets	28,291	25,713
Prepaid income tax	875	1,157
Other financial assets measured at amortized cost	33,884	36,724
Financial assets measured at fair value through profit or loss	132,995	128,603
Restricted bank deposits	2,163	2,830
Bank deposits	89,049	110,382
Cash and cash equivalents	243,943	212,729
Current assets	595,371	579,743
Total assets	1,841,327	1,727,882
Current liabilities
Accounts payable	152,712	167,990
Bills payable	12,747	4,561
Contract liabilities	79,068	79,028
Accrued expenses and other payables	274,509	200,952
Amount due to ultimate holding company	23,478	26,714
Income tax payable	13,575	13,856
Lease liabilities	26,059	24,173
Current liabilities	582,148	517,274
Non-current liabilities
Lease liabilities – non-current	30,922	42,460
Deferred revenue	8,487	8,601
Deferred tax liabilities	2,369	1,668
Other non-current liabilities	7,109	5,107
Non-current liabilities	48,887	57,836
Total liabilities	631,035	575,110
Equity
Share capital	402,130	402,130
Reserves	804,220	746,786
Total equity attributable to equity shareholders of the Company	1,206,350	1,148,916
Non-controlling interests	3,942	3,856
Total equity	1,210,292	1,152,772
Total equity and liabilities	¥ 1,841,327	¥ 1,727,882